Supplemental Condensed Consolidating Financial Statement Information - Statements Of Cash flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Cash flows provided by (used in) operating activities:
Net income	$ 47,542		$ 61,241		$ 111,843
Adjustments to reconcile net income to net cash flows provided by operating activities:
Depreciation and amortization	80,317		85,030		90,032
Relinquishment liability reassessment	(249)		(11,439)		(8,805)
Accretion of discount to the relinquishment liability	4,974		8,248		11,366
Cash paid for accretion of discount to the relinquishment liability	(5,792)		(9,028)		(12,381)
Payment of tender offer costs	(3,104)		0		0
Loss on early exchange of debt and write-off of debt issuance costs	4,531		14,326		0
Amortization of debt issuance costs and accretion of bond discounts	12,285		9,987		7,811
Amortization of net deferred gain on settlement of derivative instruments	(76)		(255)		(467)
Provision for losses on receivables	3,436		3,189		3,128
Loss on disposition of assets	241		353		241
Loss from unconsolidated affiliates	1,553		0		0
Changes in operating assets and liabilities:
(Increase) decrease in receivables	(648)		(7,676)		1,470
(Increase) decrease in inventories	448		(410)		491
(Increase) decrease in other assets	2,759		(4,859)		(4,804)
Increase (decrease) in trade payables	(2,143)		(4,778)		(823)
Increase (decrease) in accrued interest	(23,066)		17,782		1,731
Increase (decrease) in other liabilities	(20,057)		15,286		(6,555)
Net cash flows provided by (used in) operating activities	102,951		176,997		194,278
Cash flows provided by (used in) investing activities:
Purchases of property and equipment, net of change in construction payables	(59,597)		(47,471)		(51,993)
Issuance of third-party loans and advances	(2,033)		(923)		(748)
Payments received on third-party loans	139		146		250
(Increase) decrease in restricted cash, net	33,078		(45,231)		106
Proceeds from asset sales	216		143		208
Investments in unconsolidated affiliates	(4,971)		0		0
Other cash flows provided by (used in) investing activities	0		1,366		(184)
Net cash flows provided by (used in) investing activities	(33,168)		(91,336)		(52,177)
Cash flows provided by (used in) financing activities:
Bank Credit Facility borrowings-revolving loan	3,000		154,000		431,000
Bank Credit Facility repayments-revolving loan	(3,000)		(289,000)		(423,000)
Bank Credit Facility repayments-term loan	(4,000)		(3,000)		0
Term Loan Facility borrowings, net of discount	0		220,500		0
Line of Credit borrowings	24,897		225,215		525,913
Line of Credit repayments	(24,897)		(225,215)		(533,300)
Repayments to Mohegan Tribe	(9,950)		0		0
Borrowings from Mohegan Tribe	0		20,600		850
Proceeds from issuance of Senior Unsecured Notes	500,000		0		0
Payments on long-term debt			(66,454)
Repayments of other long-term debt	(495,601)		(66,454)		(3,010)
Salishan-Mohegan Bank Credit Facility repayments- revolving loan	0		(15,250)		0
Downs Lodging Credit Facility borrowings-term loan	0		45,000		0
Principal portion of relinquishment liability payments	(45,350)		(45,258)		(42,644)
Distributions to Mohegan Tribe	(50,000)		(52,950)		(47,050)
Payments of financing fees	(11,957)		(51,513)		(4,032)
Payments on capital lease obligations	(3,385)		(706)		(688)
Other cash flows provided by (used in) financing activities	0		(426)		(4,743)
Net cash flows provided by (used in) financing activities	(120,243)		(83,751)		(93,824)
Net increase (decrease) in cash and cash equivalents	(50,460)		1,910		48,277
Cash and cash equivalents at beginning of year	114,084		112,174		63,897
Cash and cash equivalents at end of year	63,624		114,084		112,174
Authority
Cash flows provided by (used in) operating activities:
Net income	50,326		63,260		113,977
Adjustments to reconcile net income to net cash flows provided by operating activities:
Depreciation and amortization	67,097		68,666		69,388
Relinquishment liability reassessment	(249)		(11,439)		(8,805)
Accretion of discount to the relinquishment liability	4,974		8,248		11,366
Cash paid for accretion of discount to the relinquishment liability	(5,792)
Payment of tender offer costs	(3,104)
Loss on early exchange of debt and write-off of debt issuance costs	4,531
Amortization of debt issuance costs and accretion of bond discounts	11,968
Amortization of net deferred gain on settlement of derivative instruments	(76)
Provision for losses on receivables	951
Loss on disposition of assets	222
Loss from unconsolidated affiliates	(11)
Changes in operating assets and liabilities:
(Increase) decrease in receivables	495
(Increase) decrease in inventories	326
(Increase) decrease in other assets	8,255
Increase (decrease) in trade payables	(2,367)
Increase (decrease) in accrued interest	(23,183)
Increase (decrease) in other liabilities	(21,440)
Other cash flows provided by (used in) operating activities	(30,508)
Net cash flows provided by (used in) operating activities	62,415		122,057		149,111
Cash flows provided by (used in) investing activities:
Purchases of property and equipment, net of change in construction payables	(24,774)		(37,523)		(37,530)
Issuance of third-party loans and advances	0
Payments received on third-party loans	139
(Increase) decrease in restricted cash, net	0		0
Proceeds from asset sales	208
Investments in unconsolidated affiliates	0
Other cash flows provided by (used in) investing activities	24,289		53,718		35,936
Net cash flows provided by (used in) investing activities	(138)		16,195		(1,594)
Cash flows provided by (used in) financing activities:
Bank Credit Facility borrowings-revolving loan	3,000		154,000		431,000
Bank Credit Facility repayments-revolving loan	(3,000)		(289,000)		(423,000)
Bank Credit Facility repayments-term loan	(4,000)		(3,000)
Term Loan Facility borrowings, net of discount			220,500
Line of Credit borrowings	24,897		225,215		525,913
Line of Credit repayments	(24,897)		(225,215)		(533,300)
Repayments to Mohegan Tribe	0
Borrowings from Mohegan Tribe			0
Proceeds from issuance of Senior Unsecured Notes	500,000
Payments on long-term debt			(66,454)
Repayments of other long-term debt	(495,561)
Salishan-Mohegan Bank Credit Facility repayments- revolving loan			0
Downs Lodging Credit Facility borrowings-term loan			0
Principal portion of relinquishment liability payments	(45,350)		(45,258)		(42,644)
Distributions to Mohegan Tribe	(50,000)		(52,950)		(47,050)
Payments of financing fees	(11,757)		(50,440)
Payments on capital lease obligations	(3,385)
Other cash flows provided by (used in) financing activities	0		(2,832)		(8,564)
Net cash flows provided by (used in) financing activities	(110,053)		(135,434)		(97,645)
Net increase (decrease) in cash and cash equivalents	(47,776)		2,818		49,872
Cash and cash equivalents at beginning of year	91,836		89,018		39,146
Cash and cash equivalents at end of year	44,060		91,836		89,018
Total Guarantor Subsidiaries
Cash flows provided by (used in) operating activities:
Net income	(6,704)	[1]	(29,047)	[1]	(25,311)	[1]
Adjustments to reconcile net income to net cash flows provided by operating activities:
Depreciation and amortization	13,220	[1]	16,364	[1]	20,644	[1]
Relinquishment liability reassessment	0	[1]	0	[1]	0	[1]
Accretion of discount to the relinquishment liability	0	[1]	0	[1]	0	[1]
Provision for losses on receivables	103	[1]
Loss on disposition of assets	19	[1]
Changes in operating assets and liabilities:
(Increase) decrease in receivables	(1,011)	[1]
(Increase) decrease in inventories	122	[1]
(Increase) decrease in other assets	41	[1]
Increase (decrease) in trade payables	265	[1]
Increase (decrease) in other liabilities	(773)	[1]
Other cash flows provided by (used in) operating activities	49,282	[1]
Net cash flows provided by (used in) operating activities	54,564	[1]	59,240	[1]	49,528	[1]
Cash flows provided by (used in) investing activities:
Purchases of property and equipment, net of change in construction payables	(4,481)	[1]	(7,175)	[1]	(14,463)	[1]
Issuance of third-party loans and advances	0	[1]
Payments received on third-party loans	0	[1]
(Increase) decrease in restricted cash, net	(423)	[1]	313	[1]
Proceeds from asset sales	8	[1]
Investments in unconsolidated affiliates	0	[1]
Other cash flows provided by (used in) investing activities	(22,468)	[1]	3,372	[1]	1	[1]
Net cash flows provided by (used in) investing activities	(27,364)	[1]	(3,490)	[1]	(14,462)	[1]
Cash flows provided by (used in) financing activities:
Bank Credit Facility borrowings-revolving loan	0	[1]	0	[1]	0	[1]
Bank Credit Facility repayments-revolving loan	0	[1]	0	[1]	0	[1]
Bank Credit Facility repayments-term loan	0	[1]	0	[1]
Term Loan Facility borrowings, net of discount			0	[1]
Line of Credit borrowings	0	[1]	0	[1]	0	[1]
Line of Credit repayments	0	[1]	0	[1]	0	[1]
Repayments to Mohegan Tribe	0	[1]
Borrowings from Mohegan Tribe			0	[1]
Proceeds from issuance of Senior Unsecured Notes	0	[1]
Payments on long-term debt			0	[1]
Repayments of other long-term debt	0	[1]
Salishan-Mohegan Bank Credit Facility repayments- revolving loan			0	[1]
Downs Lodging Credit Facility borrowings-term loan			0	[1]
Principal portion of relinquishment liability payments	0	[1]	0	[1]	0	[1]
Distributions to Mohegan Tribe	0	[1]	0	[1]	0	[1]
Payments of financing fees	0	[1]	0	[1]
Payments on capital lease obligations	0	[1]
Other cash flows provided by (used in) financing activities	(30,302)	[1]	(56,924)	[1]	(36,452)	[1]
Net cash flows provided by (used in) financing activities	(30,302)	[1]	(56,924)	[1]	(36,452)	[1]
Net increase (decrease) in cash and cash equivalents	(3,102)	[1]	(1,174)	[1]	(1,386)	[1]
Cash and cash equivalents at beginning of year	21,757	[1]	22,931	[1]	24,317	[1]
Cash and cash equivalents at end of year	18,655	[1]	21,757	[1]	22,931	[1]
Total Non Guarantor Entities
Cash flows provided by (used in) operating activities:
Net income	(17,303)	[2]	(5,204)	[2]	(4,187)	[2]
Adjustments to reconcile net income to net cash flows provided by operating activities:
Depreciation and amortization	0	[2]	0	[2]	0	[2]
Relinquishment liability reassessment	0	[2]	0	[2]	0	[2]
Accretion of discount to the relinquishment liability	0	[2]	0	[2]	0	[2]
Amortization of debt issuance costs and accretion of bond discounts	317	[2]
Provision for losses on receivables	2,382	[2]
Loss from unconsolidated affiliates	1,564	[2]
Changes in operating assets and liabilities:
(Increase) decrease in receivables	(132)	[2]
(Increase) decrease in other assets	(5,537)	[2]
Increase (decrease) in trade payables	(41)	[2]
Increase (decrease) in accrued interest	117	[2]
Increase (decrease) in other liabilities	2,156	[2]
Other cash flows provided by (used in) operating activities	2,449	[2]
Net cash flows provided by (used in) operating activities	(14,028)	[2]	(4,300)	[2]	(4,361)	[2]
Cash flows provided by (used in) investing activities:
Purchases of property and equipment, net of change in construction payables	(30,342)	[2]	(2,773)	[2]	0	[2]
Issuance of third-party loans and advances	(2,033)	[2]
Payments received on third-party loans	0	[2]
(Increase) decrease in restricted cash, net	33,501	[2]	(45,544)	[2]
Proceeds from asset sales	0	[2]
Investments in unconsolidated affiliates	(4,971)	[2]
Other cash flows provided by (used in) investing activities	0	[2]	(902)	[2]	(656)	[2]
Net cash flows provided by (used in) investing activities	(3,845)	[2]	(49,219)	[2]	(656)	[2]
Cash flows provided by (used in) financing activities:
Bank Credit Facility borrowings-revolving loan	0	[2]	0	[2]	0	[2]
Bank Credit Facility repayments-revolving loan	0	[2]	0	[2]	0	[2]
Bank Credit Facility repayments-term loan	0	[2]	0	[2]
Term Loan Facility borrowings, net of discount			0	[2]
Line of Credit borrowings	0	[2]	0	[2]	0	[2]
Line of Credit repayments	0	[2]	0	[2]	0	[2]
Repayments to Mohegan Tribe	(9,950)	[2]
Borrowings from Mohegan Tribe			20,600	[2]
Proceeds from issuance of Senior Unsecured Notes	0	[2]
Payments on long-term debt			0	[2]
Repayments of other long-term debt	(40)	[2]
Salishan-Mohegan Bank Credit Facility repayments- revolving loan			(15,250)	[2]
Downs Lodging Credit Facility borrowings-term loan			45,000	[2]
Principal portion of relinquishment liability payments	0	[2]	0	[2]	0	[2]
Distributions to Mohegan Tribe	0	[2]	0	[2]	0	[2]
Payments of financing fees	(200)	[2]	(1,073)	[2]
Payments on capital lease obligations	0	[2]
Other cash flows provided by (used in) financing activities	28,481	[2]	4,508	[2]	4,808	[2]
Net cash flows provided by (used in) financing activities	18,291	[2]	53,785	[2]	4,808	[2]
Net increase (decrease) in cash and cash equivalents	418	[2]	266	[2]	(209)	[2]
Cash and cash equivalents at beginning of year	491	[2]	225	[2]	434	[2]
Cash and cash equivalents at end of year	909	[2]	491	[2]	225	[2]
Consolidating/Eliminating Adjustments
Cash flows provided by (used in) operating activities:
Net income	21,223		32,232		27,364
Adjustments to reconcile net income to net cash flows provided by operating activities:
Depreciation and amortization	0		0		0
Relinquishment liability reassessment	0		0		0
Accretion of discount to the relinquishment liability	0		0		0
Changes in operating assets and liabilities:
Other cash flows provided by (used in) operating activities	(21,223)
Net cash flows provided by (used in) operating activities			0		0
Cash flows provided by (used in) investing activities:
Purchases of property and equipment, net of change in construction payables	0		0		0
Issuance of third-party loans and advances	0
Payments received on third-party loans	0
(Increase) decrease in restricted cash, net	0		0
Proceeds from asset sales	0
Investments in unconsolidated affiliates	0
Other cash flows provided by (used in) investing activities	(1,821)		(54,822)		(35,465)
Net cash flows provided by (used in) investing activities	(1,821)		(54,822)		(35,465)
Cash flows provided by (used in) financing activities:
Bank Credit Facility borrowings-revolving loan	0		0		0
Bank Credit Facility repayments-revolving loan	0		0		0
Bank Credit Facility repayments-term loan	0		0
Term Loan Facility borrowings, net of discount			0
Line of Credit borrowings	0		0		0
Line of Credit repayments	0		0		0
Repayments to Mohegan Tribe	0
Borrowings from Mohegan Tribe			0
Proceeds from issuance of Senior Unsecured Notes	0
Payments on long-term debt			0
Repayments of other long-term debt	0
Salishan-Mohegan Bank Credit Facility repayments- revolving loan			0
Downs Lodging Credit Facility borrowings-term loan			0
Principal portion of relinquishment liability payments	0		0		0
Distributions to Mohegan Tribe	0		0		0
Payments of financing fees	0		0
Payments on capital lease obligations	0
Other cash flows provided by (used in) financing activities	1,821		54,822		35,465
Net cash flows provided by (used in) financing activities	1,821		54,822		35,465
Net increase (decrease) in cash and cash equivalents	0		0		0
Cash and cash equivalents at beginning of year	0		0		0
Cash and cash equivalents at end of year	$ 0		$ 0		$ 0

[1]	Includes the Pocono Downs Subsidiaries, MBC, Mohegan Golf, Mohegan Ventures-NW, MVW, WTG and MTGA Gaming.
[2]	Includes MGA and subsidiaries, Downs Lodging, Salishan-Mohegan, MG&H and Mohegan Resorts and subsidiaries.